Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 97.6%
General Obligation Bonds - 12.2%
850,000	California, State of (SIFMA Municipal Swap Index + 0.38%)	0.43%	12/01/2027	850,352
1,350,000	California, State of	5.00%	10/01/2028	1,562,727
2,710,000	Chicago Illinois Metropolitan Water Reclamation	5.00%	12/01/2030	2,796,873
2,425,000	Chicago Illinois Park District	4.00%	01/01/2034	2,760,421
1,000,000	Cypress-Fairbanks Texas Independent School District	5.00%	02/15/2024	1,135,187
1,000,000	Cypress-Fairbanks Texas Independent School District	5.00%	02/15/2025	1,175,701
1,125,000	Detroit City Michigan School District	5.00%	05/01/2039	1,428,438
2,500,000	Illinois, State of	5.00%	11/01/2026	2,945,543
3,000,000	Kane McHenry Cook & De Kalb Counties Illinois Unit School District No. 300	5.25%	01/01/2032	3,252,868
2,000,000	Weld County Colorado School District	5.00%	12/01/2032	2,638,705
1,500,000	Weld County Colorado School District	5.00%	12/01/2036	1,935,586
				22,482,401
Revenue Bonds - 85.4%
2,225,000	Allegheny County Pennsylvania Hospital Development Authority	5.00%	07/15/2023	2,465,412
1,000,000	American Municipal Power Ohio, Inc.	4.00%	02/15/2044	1,139,670
4,985,000	Arizona Board of Rights State University Systems	5.00%	07/01/2025	5,915,341
950,000	Arlington County Virginia Industrial Development Authority	5.00%	07/01/2026	1,151,940
425,000	Arlington Texas Higher Education Finance Corp.	5.00%	08/15/2026	518,522
3,000,000	Aurora Colorado Water Revenue	5.00%	08/01/2041	3,564,942
2,250,000	Austin, Texas	7.88%	09/01/2026	2,274,167
1,000,000	Baltimore County Maryland	4.00%	01/01/2039	1,108,200
1,525,000	Baltimore County Maryland	4.00%	01/01/2040	1,686,343
1,500,000	Baltimore County Maryland	4.00%	01/01/2045	1,653,769
1,950,000	Bay Area Water Supply & Conservation Agency	5.00%	10/01/2034	2,123,708
1,000,000	Bowie County Texas Industrial Development Corp.#	0.08%	11/01/2025	1,000,000
630,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2023	681,517
500,000	California Infrastructure & Economic Development Bank	4.00%	08/01/2024	555,673
1,005,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2038	1,256,026
1,000,000	California Infrastructure & Economic Development Bank	5.00%	08/01/2039	1,246,609
1,170,000	California Municipal Finance Authority^	5.00%	11/01/2029	1,337,986
1,575,000	California Municipal Finance Authority^	5.00%	11/01/2049	1,709,427
1,180,000	California School Finance Authority^	5.00%	07/01/2037	1,392,094
2,000,000	California Statewide Communities Development Authority#	2.63%	11/01/2033	2,112,048
1,020,000	Central Puget Sound Regional Transit Authority	5.00%	11/01/2032	1,211,316
2,250,000	Central Puget Sound Regional Transit Authority	5.00%	11/01/2045	2,630,078
1,500,000	Colorado Health Facilities Authority	4.00%	12/01/2040	1,674,084
1,000,000	Connecticut State Clean Water Fund	4.00%	02/01/2035	1,188,931
1,500,000	Connecticut State Clean Water Fund	5.00%	05/01/2036	1,814,846
3,000,000	Dallas-Fort Worth Texas International Airport	5.25%	11/01/2030	3,338,583
3,000,000	District of Columbia Water & Sewer Authority	5.00%	10/01/2039	3,551,588
2,250,000	Du Page County, Illinois	3.00%	05/15/2047	2,266,476
1,320,000	East Chicago Sanitary District	4.00%	07/15/2031	1,434,622
2,375,000	Glendale Arizona Industrial Development Authority	5.00%	11/15/2042	2,749,324
1,100,000	Grand Forks County North Dakota	5.75%	09/15/2028	1,038,243
1,000,000	Grand Forks County North Dakota	6.38%	12/15/2043	898,049
600,000	Harris County Texas Flood Control District	5.00%	10/01/2027	719,567
1,405,000	Hartford County Connecticut Metropolitan District Clean Water Project	5.00%	11/01/2036	1,600,891
1,480,000	Illinois Finance Authority	5.00%	01/01/2022	1,533,549
5,000,000	Lakeland Florida Hospital System	5.00%	11/15/2040	5,631,292
3,470,000	Los Angeles County California Metropolitan Transportation Authority	5.00%	07/01/2038	4,284,542
970,000	Maricopa County Arizona Industrial Development Authority (SIFMA Municipal Swap Index + 0.38%)	0.43%	01/01/2035	968,567
850,000	Maryland Economic Development Corp.	4.00%	07/01/2040	938,328
1,000,000	Massachusetts Port Authority	5.00%	07/01/2037	1,288,474
5,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities	5.00%	07/01/2040	5,901,729
135,000	Metropolitan Pier & Exposition Authority+	2.10%	12/15/2031	104,994
270,000	Metropolitan Pier & Exposition Authority+	2.63%	06/15/2034	191,329
135,000	Metropolitan Pier & Exposition Authority+	2.74%	06/15/2035	92,224
175,000	Metropolitan Pier & Exposition Authority+	2.86%	06/15/2037	109,849
1,175,000	Metropolitan Pier & Exposition Authority+	3.32%	12/15/2038	694,399
1,000,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2042	1,038,346
380,000	Metropolitan Pier & Exposition Authority+	3.37%	06/15/2047	170,258
2,000,000	Metropolitan Pier & Exposition Authority	4.00%	06/15/2050	2,223,157
375,000	Metropolitan Pier & Exposition Authority+	3.35%	12/15/2051	143,846
590,000	Metropolitan Pier & Exposition Authority+	3.50%	12/15/2052	218,678
3,230,000	Metropolitan Pier & Exposition Authority	5.00%	06/15/2053	3,636,536
1,955,000	Metropolitan Transportation Authority	5.25%	11/15/2033	2,433,754
1,050,000	Metropolitan Transportation Authority	5.00%	11/15/2035	1,263,816
5,000,000	Metropolitan Transportation Authority	5.00%	11/15/2037	5,846,094
1,250,000	Metropolitan Transportation Authority	5.00%	11/15/2038	1,538,519
1,870,000	Metropolitan Transportation Authority	5.00%	11/15/2042	1,992,174
2,000,000	Monroeville Pennsylvania Finance Authority	4.25%	02/15/2042	2,088,739
1,000,000	New Hampshire Business Finance Authority (SIFMA Municipal Swap Index + 0.75%)	0.80%	10/01/2033	1,000,117
1,190,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	880,501
885,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	663,951
2,205,000	New Jersey Housing & Mortgage Finance Agency	1.60%	10/01/2026	2,205,693
2,000,000	New York City Housing Development Corp.	2.60%	11/01/2034	2,068,195
1,000,000	New York City Water & Sewer System	5.00%	06/15/2047	1,198,220
2,350,000	New York Liberty Development Corp.	5.00%	11/15/2031	2,417,424
2,425,000	New York Liberty Development Corp.	4.00%	09/15/2035	2,487,997
3,000,000	New York Liberty Development Corp.	5.00%	09/15/2040	3,121,305
2,000,000	New York Liberty Development Corp.	5.00%	12/15/2041	2,058,788
1,000,000	New York State Dormitory Authority	5.00%	07/01/2050	1,129,956
2,500,000	New York State Housing Finance Agency	1.60%	11/01/2024	2,518,701
5,000,000	New York State Housing Finance Agency	0.75%	11/01/2025	5,001,000
1,459,226	New York State Housing Finance Agency	1.65%	05/15/2039	1,422,145
1,000,000	Ohio Higher Educational Facility Commission#	1.63%	12/01/2034	1,023,544
1,500,000	Ohio, State of (SIFMA Municipal Swap Index + 0.40%)	0.45%	01/01/2052	1,502,251
2,500,000	Phoenix Arizona Civic Improvement Corp.	5.00%	07/01/2049	3,050,523
2,000,000	Pompano Beach, City of Florida	3.50%	09/01/2035	2,150,706
1,500,000	Portland Maine General Airport Revenue	4.00%	01/01/2038	1,698,606
1,500,000	Regional Transportation Authority	5.00%	06/01/2031	1,701,710
1,450,000	Sacramento County California Water Financing Authority (3 Month LIBOR USD + 0.55%)	0.68%	06/01/2034	1,396,500
1,500,000	San Francisco, California City & County Airports Common International Airport	4.00%	05/01/2037	1,770,728
1,250,000	Southern California Public Power Authority	5.00%	07/01/2021	1,264,625
1,200,000	Tampa Florida Hospital Revenue	4.00%	07/01/2039	1,376,023
1,000,000	Tampa Florida Hospital Revenue	4.00%	07/01/2045	1,128,392
2,635,000	Upper Santa Clara Valley California Joint Powers Authority	4.00%	08/01/2045	2,915,429
2,250,000	Virginia Small Business Financing Authority	4.00%	01/01/2036	2,513,005
				157,009,220
Total Municipal Bonds (Cost $177,977,637)				179,491,621

Shares
Short-Term Investments - 0.3%
Money Market Funds - 0.3%
565,855	First American Government Obligations Fund - Class Z, 0.03%*			565,855
Total Short-Term Investments (Cost $565,855)				565,855
Total Investments - 97.9% (Cost $178,543,492)				180,057,476
Other Assets in Excess of Liabilities - 2.1%				3,874,407
NET ASSETS - 100.0%				$183,931,883

+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.